Bernstein Fund, Inc.

International Strategic Equities Portfolio

Schedule of Investments

June 30, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.0%
Financials - 18.6%
Banks - 9.8%
Bank Hapoalim BM (a)	3,212,826	$23,859,164
China CITIC Bank Corp., Ltd.-Class H	76,369,000	43,491,401
Credicorp Ltd.	184,390	42,208,715
DBS Group Holdings Ltd.	2,292,800	44,044,812
Erste Group Bank AG (a)	842,460	31,241,907
Hana Financial Group, Inc.	1,489,730	48,285,587
HDFC Bank Ltd.	316,040	11,188,624
Jyske Bank A/S	824,600	28,604,326
KB Financial Group, Inc.	532,470	21,106,682
Mitsubishi UFJ Financial Group, Inc.	9,132,900	43,499,772
Sumitomo Mitsui Financial Group, Inc.	1,146,400	40,634,908
Turkiye Garanti Bankasi AS (a)	20,118,430	31,591,550

		409,757,448

Capital Markets - 2.2%
China Everbright Ltd.	10,838,000	16,019,311
Credit Suisse Group AG (a)	1,635,600	19,576,776
Partners Group Holding AG	44,240	34,791,192
Singapore Exchange Ltd.	3,649,000	21,377,749

		91,765,028

Diversified Financial Services - 1.8%
Fubon Financial Holding Co., Ltd.	25,233,000	37,288,113
ORIX Corp.	2,500,000	37,362,230

		74,650,343

Insurance - 4.2%
AIA Group Ltd.	2,002,800	21,628,034
ASR Nederland NV	1,334,640	54,228,226
NN Group NV	1,173,390	47,168,967
Swiss Re AG	542,630	55,140,654

		178,165,881

Thrifts & Mortgage Finance - 0.6%
Housing Development Finance Corp., Ltd.	796,470	25,316,950

		779,655,650

Consumer Discretionary - 12.6%
Automobiles - 2.5%
Honda Motor Co., Ltd.	786,800	20,345,680
Peugeot SA	2,616,850	64,407,090
Subaru Corp.	866,500	21,096,798

		105,849,568

Diversified Consumer Services - 2.0%
Estacio Participacoes SA	6,968,400	52,626,623
New Oriental Education & Technology Group, Inc. (Sponsored ADR) (a)	340,030	32,840,097

		85,466,720

Hotels, Restaurants & Leisure - 1.2%
Compass Group PLC	1,418,390	34,001,297
Crown Resorts Ltd.	1,885,572	16,480,719

		50,482,016

Company	Shares	U.S. $ Value
Household Durables - 1.3%
Auto Trader Group PLC (b)	7,570,940	$52,729,839

Internet & Direct Marketing Retail - 2.0%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	505,030	85,577,334

Multiline Retail - 1.0%
Wesfarmers Ltd.	1,614,110	41,030,991

Textiles, Apparel & Luxury Goods - 2.6%
adidas AG	208,250	64,426,320
LVMH Moet Hennessy Louis Vuitton SE	50,080	21,290,282
Moncler SpA	519,860	22,281,896

		107,998,498

		529,134,966

Consumer Staples - 11.0%
Beverages - 1.2%
Pernod Ricard SA	273,990	50,462,498

Food & Staples Retailing - 1.8%
Coles Group Ltd. (a)	3,637,832	34,156,094
Tesco PLC	13,352,040	38,489,534

		72,645,628

Food Products - 5.2%
Nestle SA	908,110	94,009,555
Orkla ASA	6,594,410	58,524,886
Salmar ASA	781,950	34,040,403
WH Group Ltd. (b)	32,117,500	32,579,768

		219,154,612

Household Products - 1.6%
Reckitt Benckiser Group PLC	490,090	38,694,889
Unicharm Corp.	971,000	29,274,236

		67,969,125

Personal Products - 1.2%
TCI Co., Ltd.	1,339,000	18,400,784
Unilever PLC	481,690	29,901,026

		48,301,810

		458,533,673

Information Technology - 10.6%
Communications Equipment - 0.7%
Nokia Oyj	6,117,430	30,469,654

IT Services - 2.8%
Amadeus IT Group SA-Class A	246,570	19,539,560
Capgemini SE	617,360	76,758,267
Otsuka Corp.	519,500	20,949,886

		117,247,713

Company	Shares	U.S. $ Value
Semiconductors & Semiconductor Equipment - 1.9%
ASML Holding NV	205,450	$42,752,057
SK Hynix, Inc.	599,410	36,054,144

		78,806,201

Software - 4.2%
Check Point Software Technologies Ltd. (a)	453,280	52,403,701
Constellation Software, Inc./Canada	67,900	63,995,704
Nice Ltd. (a)	203,640	27,877,416
Oracle Corp. Japan	407,300	29,820,996

		174,097,817

Technology Hardware, Storage & Peripherals - 1.0%
Samsung Electronics Co., Ltd.	1,051,880	42,832,892

		443,454,277

Industrials - 10.2%
Aerospace & Defense - 1.5%
Leonardo SpA	4,987,360	63,272,286

Airlines - 2.5%
Japan Airlines Co., Ltd.	1,882,400	60,078,140
Qantas Airways Ltd.	11,600,592	44,022,895

		104,101,035

Construction & Engineering - 0.4%
Taisei Corp.	460,700	16,781,694

Industrial Conglomerates - 0.6%
NWS Holdings Ltd.	13,186,000	27,120,547

Machinery - 1.9%
IHI Corp.	1,131,800	27,361,396
Sany Heavy Industry Co., Ltd. (a)	26,588,824	50,718,735

		78,080,131

Professional Services - 0.9%
RELX PLC	1,501,920	36,328,522

Road & Rail - 1.4%
Aurizon Holdings Ltd.	10,902,670	41,388,377
Daqin Railway Co., Ltd.-Class A	15,659,673	18,457,607

		59,845,984

Trading Companies & Distributors - 1.0%
BOC Aviation Ltd. (b)	4,991,400	41,829,816

		427,360,015

Health Care - 8.0%
Health Care Equipment & Supplies - 0.9%
Cochlear Ltd.	254,470	37,049,767

Health Care Providers & Services - 0.6%
Sonic Healthcare Ltd.	1,289,992	24,579,456

Pharmaceuticals - 6.5%
Astellas Pharma, Inc.	3,946,000	56,233,509
Novo Nordisk A/S-Class B	1,852,110	94,600,587
Roche Holding AG	435,590	122,482,523

		273,316,619

		334,945,842

Company	Shares	U.S. $ Value
Energy - 7.3%
Oil, Gas & Consumable Fuels - 7.3%
China Petroleum & Chemical Corp.-Class H	27,844,000	$18,967,867
LUKOIL PJSC (Sponsored ADR) (London)	659,420	55,747,285
Petroleo Brasileiro SA (Preference Shares)	4,616,200	32,950,961
Repsol SA	5,264,237	82,610,839
Royal Dutch Shell PLC-Class B	1,881,100	61,637,390
Tatneft PJSC (Sponsored ADR) (London) (c)	748,790	55,376,362

		307,290,704

Materials - 7.0%
Chemicals - 3.3%
Covestro AG (b)	524,010	26,677,114
Koninklijke DSM NV	409,530	50,529,606
Tosoh Corp.	4,463,200	62,953,150

		140,159,870

Construction Materials - 0.7%
Huaxin Cement Co., Ltd.	9,502,352	28,041,151

Metals & Mining - 3.0%
Evolution Mining Ltd.	10,306,090	31,586,140
Glencore PLC (a)	9,622,560	33,302,927
POSCO	82,290	17,468,918
Rio Tinto Ltd.	341,980	25,041,570
South32 Ltd.	7,296,410	16,355,914

		123,755,469

		291,956,490

Real Estate - 4.6%
Equity Real Estate Investment Trusts (REITs) - 1.6%
H&R Real Estate Investment Trust	2,467,714	43,039,661
Merlin Properties Socimi SA	1,576,230	21,848,905

		64,888,566

Real Estate Management & Development - 3.0%
CK Asset Holdings Ltd.	8,858,500	69,398,163
Sun Hung Kai Properties Ltd.	2,366,000	40,139,335
Wharf Real Estate Investment Co., Ltd.	2,359,000	16,624,858

		126,162,356

		191,050,922

Utilities - 4.4%
Electric Utilities - 4.4%
Centrais Eletricas Brasileiras SA	3,028,000	27,796,456
Cia de Transmissao de Energia Eletrica Paulista (Preference Shares)	2,083,800	13,425,490
EDP-Energias de Portugal SA	13,452,000	51,123,504
Enel SpA	11,715,790	81,726,398
Transmissora Alianca de Energia Eletrica SA	1,695,900	11,995,116

		186,066,964

Company	Shares	U.S. $ Value
Communication Services - 3.7%
Diversified Telecommunication Services - 2.5%
China Unicom Hong Kong Ltd.	21,018,000	$22,981,112
Nippon Telegraph & Telephone Corp.	1,746,100	81,350,227

		104,331,339

Interactive Media & Services - 1.2%
Tencent Holdings Ltd.	1,161,400	52,541,024

		156,872,363

Total Common Stocks (cost $3,903,862,452)		4,106,321,866

RIGHTS - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Repsol SA, expiring 7/09/19 (a) (cost $3,093,876)	5,457,407	3,027,101

SHORT-TERM INVESTMENTS - 1.8%
Investment Companies - 1.8%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 2.33% (d)(e)(f) (cost $74,429,136)	74,429,136	74,429,136

Total Investments - 99.9% (cost $3,981,385,464) (g)		4,183,778,103
Other assets less liabilities - 0.1%		3,183,124

Net Assets - 100.0%		$4,186,961,227

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contracts to		In Exchange			Unrealized
	Deliver		For		Settlement	Appreciation/
Counterparty	(000)		(000)		Date	(Depreciation)
Australia and New Zealand
Banking Group Ltd.	USD	24,550	THB	767,795	7/17/19	$494,055
Bank of America, NA	AUD	7,720	USD	5,402	7/16/19	(20,203)
Bank of America, NA	CAD	4,382	USD	3,325	7/16/19	(23,069)
Bank of America, NA	ILS	342,004	USD	95,736	7/16/19	(176,630)
Bank of America, NA	USD	4,154	GBP	3,271	7/16/19	3,164
Barclays Bank PLC	BRL	152,935	USD	39,908	7/02/19	80,544
Barclays Bank PLC	USD	40,020	BRL	152,935	7/02/19	(193,017)
Barclays Bank PLC	AUD	40,557	USD	28,240	7/16/19	(246,586)
Barclays Bank PLC	NOK	755,201	USD	87,410	7/16/19	(1,161,580)
Barclays Bank PLC	USD	18,272	INR	1,293,679	7/16/19	456,046
Barclays Bank PLC	USD	26,005	MXN	501,425	7/16/19	60,418
Barclays Bank PLC	USD	2,843	NOK	24,835	7/16/19	69,480
Barclays Bank PLC	USD	41,156	CNY	278,158	7/25/19	(613,043)
Barclays Bank PLC	BRL	152,935	USD	39,906	8/02/19	192,335
Barclays Bank PLC	RUB	385,401	USD	5,863	8/06/19	(205,379)
Barclays Bank PLC	USD	23,986	MYR	98,115	8/21/19	(244,497)
Barclays Bank PLC	KRW	36,033,032	USD	30,508	8/26/19	(671,855)
Citibank, NA	BRL	62,510	USD	16,057	7/02/19	(221,832)

	Contracts to		In Exchange			Unrealized
	Deliver		For		Settlement	Appreciation/
Counterparty	(000)		(000)		Date	(Depreciation)
Citibank, NA	USD	16,312	BRL	62,510	7/02/19	$(32,921)
Citibank, NA	USD	8,137	CLP	5,673,784	7/12/19	237,467
Citibank, NA	USD	18,796	PEN	62,984	7/12/19	323,857
Citibank, NA	AUD	76,417	USD	53,000	7/16/19	(675,044)
Citibank, NA	CHF	65,517	USD	66,393	7/16/19	(811,147)
Citibank, NA	EUR	99,074	USD	112,410	7/16/19	(378,658)
Citibank, NA	SGD	89,968	USD	65,933	7/16/19	(580,597)
Citibank, NA	USD	4,887	NOK	42,689	7/16/19	119,620
Citibank, NA	CNY	309,890	USD	44,969	7/25/19	(198,654)
Citibank, NA	USD	14,263	RUB	939,605	8/06/19	530,462
Citibank, NA	USD	60,738	TWD	1,904,920	9/11/19	973,166
Morgan Stanley & Co., Inc.	USD	7,109	NOK	60,849	7/16/19	27,382
Morgan Stanley Capital Services, Inc.	BRL	90,425	USD	22,381	7/02/19	(1,167,443)
Morgan Stanley Capital Services, Inc.	USD	23,596	BRL	90,425	7/02/19	(47,623)
Morgan Stanley Capital Services, Inc.	PEN	184,016	USD	55,348	7/12/19	(514,042)
Morgan Stanley Capital Services, Inc.	USD	170,243	CAD	225,476	7/16/19	1,993,657
Morgan Stanley Capital Services, Inc.	USD	10,377	ILS	37,151	7/16/19	42,147
Morgan Stanley Capital Services, Inc.	USD	32,973	INR	2,336,927	7/16/19	856,838
Morgan Stanley Capital Services, Inc.	CNY	201,658	USD	29,980	7/25/19	586,993
Morgan Stanley Capital Services, Inc.	USD	14,192	CNY	98,151	7/25/19	114,114
Morgan Stanley Capital Services, Inc.	RUB	4,605,001	USD	69,612	8/06/19	(2,890,792)
Societe Generale	CAD	5,994	USD	4,484	7/16/19	(94,885)
Societe Generale	HKD	796,020	USD	101,571	7/16/19	(339,694)
Societe Generale	USD	28,577	JPY	3,066,931	7/16/19	(98,949)
Societe Generale	USD	12,460	PLN	46,926	7/16/19	113,694
State Street Bank & Trust Co.	CAD	4,924	USD	3,735	7/16/19	(26,059)
State Street Bank & Trust Co.	USD	5,633	GBP	4,432	7/16/19	(286)
State Street Bank & Trust Co.	USD	68,512	SEK	645,313	7/16/19	1,054,658
State Street Bank & Trust Co.	CNY	80,281	USD	11,925	7/25/19	223,934
State Street Bank & Trust Co.	CNY	51,796	USD	7,490	7/25/19	(59,137)
State Street Bank & Trust Co.	BRL	87,614	USD	22,653	8/02/19	(98,807)
State Street Bank & Trust Co.	USD	21,822	IDR	317,241,975	8/22/19	498,195
UBS AG	TRY	141,180	USD	23,934	7/16/19	(246,456)
UBS AG	USD	144,811	GBP	113,727	7/16/19	(281,216)
UBS AG	USD	7,461	HKD	58,294	7/16/19	2,057
UBS AG	USD	9,887	INR	692,333	7/16/19	135,420
UBS AG	USD	79,388	JPY	8,599,640	7/16/19	463,516
UBS AG	USD	60,975	ZAR	903,393	7/16/19	3,052,189

						$385,307

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the aggregate market value of these securities amounted to $153,816,537 or 3.7% of net assets.

(c)	Illiquid security.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.

(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)

As of June 30, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $369,957,770 and gross unrealized depreciation of investments was $(167,179,824), resulting in net unrealized appreciation of $202,777,946.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
PEN	-	Peruvian Sol
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thailand Baht
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
PJSC	-	Public Joint Stock Company

COUNTRY BREAKDOWN1

June 30, 2019 (unaudited)

13.1%	Japan
9.8%	China
7.8%	Switzerland
7.8%	United Kingdom
7.4%	Australia
5.1%	France
5.0%	Hong Kong
4.7%	Netherlands
4.0%	Italy
4.0%	South Korea
3.3%	Brazil
3.0%	Spain
2.9%	Denmark
20.3%	Other
1.8%	Short-Term

100.0%	Total Investments

1

All data are as of June 30, 2019. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 2.7% or less in the following countries: Austria, Canada, Finland, Germany, India, Israel, Norway, Peru, Portugal, Russia, Singapore, Taiwan and Turkey.

Bernstein Fund, Inc.

International Strategic Equities Portfolio

June 30, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2019:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$53,397,339		$726,258,311		$	– 0	–	$779,655,650
Consumer Discretionary	171,044,054		358,090,912			– 0	–	529,134,966
Consumer Staples	– 0	–	458,533,673			– 0	–	458,533,673
Information Technology	116,399,405		327,054,872			– 0	–	443,454,277
Industrials	– 0	–	427,360,015			– 0	–	427,360,015
Health Care	– 0	–	334,945,842			– 0	–	334,945,842
Energy	32,950,961		274,339,743			– 0	–	307,290,704
Materials	– 0	–	291,956,490			– 0	–	291,956,490
Real Estate	43,039,661		148,011,261			– 0	–	191,050,922
Utilities	53,217,062		132,849,902			– 0	–	186,066,964
Communication Services	– 0	–	156,872,363			– 0	–	156,872,363
Rights	3,027,101		– 0	–		– 0	–	3,027,101
Short-Term Investments	74,429,136		– 0	–		– 0	–	74,429,136

Total Investments in Securities	547,504,719		3,636,273,384	(a)		– 0	–	4,183,778,103
Other Financial Instruments (b):
Assets:
Forward Currency Exchange Contracts	– 0	–	12,705,408			– 0	–	12,705,408
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(12,320,101)			– 0	–	(12,320,101)

Total	$547,504,719		$3,636,658,691		$	– 0	–	$4,184,163,410

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended June 30, 2019 is as follows:

Fund	Market Value 9/30/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$58,802	$808,349	$792,722	$74,429	$1,094